STOCK-BASED COMPENSATION PLANS (Details 3) (CAD)	12 Months Ended
Dec. 31, 2012
Number of shares, Beginning of year	3,214,686
Number of shares, Granted	0
Number of shares, Vested/exercised	0
Number of shares, Expired or cancelled	(3,214,686)
Number of shares, End of year	0
Weighted average fair value at grant date (in dollars per share), Beginning of year	0.11
Weighted average fair value at grant date (in dollars per share), Granted	0
Weighted average fair value at grant date (in dollars per share), Vested/exercised	0
Weighted average fair value at grant date (in dollars per share), Expired or cancelled	0.11
Weighted average fair value at grant date (in dollars per share), End of year	0